Employee Benefit Plans - Deferred Compensation Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Supplemental Executive Retirement and Retention Plan ("SERRP")
Deferred Compensation Plans
Decrease in compensation expense	$ 1.2
Compensation expense		$ 0.5	$ 0.0
Deferred Compensation Plan
Deferred Compensation Plans
Decrease in compensation expense	0.7	4.0
Compensation expense			$ 0.3
Amounts due under deferred compensation plans	$ 82.9	$ 78.4